FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 09-30-2010
Check here if Amendment [ ]; Amendment Number: ______ This
Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 28-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

11/08/10

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
28-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 68
Form 13F Information Table Value
Total: 186584.08(thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




	FORM 13F INFORMATION TABLE
							VALUE 		SHARES/	SH/	PUT/	INVSTMT	OTHER	VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(X$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE

APPLE INC			com	037833100	1183237.5	4170		SH		SOLE				4170
BANK OF AMERICA CORP		com	060505104	136915.9	10450		SH		SOLE				10450
BARCLAYS BK PLC		com	06738C786	22780		1000		SH		SOLE				1000
BARCLAYS BK PLC		com	06740c519	1355675.2	15640		SH		SOLE				1510		14130
BARCLAYS BK PLC		com	06740l592	1457942.2	53660		SH		SOLE				5280		48380
BRASIL TELECOM SA		com	10553M200	534.6		90		SH		SOLE				90
CITIGROUP INC			com	172967101	885732.3	226530		SH		SOLE				214500		12030
CLAYMORE EXCHANGE TRADE    com	18383m209	1393230.28	48665		SH		SOLE				7215		41450
D R HORTON INC		com	23331a109	11008.8	990		SH		SOLE				990
EXXON MOBIL CORP		com	30231g102	199272.75	3225		SH		SOLE				3225
FREEPORT-MCMORAN COPPER    com	35671d857	317650.8	3720		SH		SOLE				3720
FRONTIER COMMUNICATIONS TR	com	35906A108	2017.99	247		SH		SOLE				247
GABELLI GLOBAL DEAL FD	com	36245g103	2317586.04	167214		SH		SOLE				53495		113719
GOLDMAN SACHS GROUP INC	com	38141g104	341208.8	2360		SH		SOLE				2360
HOVNANIAN ENTERPRISES INC	com	442487203	69561		17700		SH		SOLE				17700
HSBC USA INC			com	4042ep602	1630810.42	220678		SH		SOLE				44698		175980
INDEXIQ ETF TR		com	45409b107	3211322.8	115640		SH		SOLE				12400		103240
INDEXIQ ETF TR		com	45409B768	32585.7	1180		SH		SOLE				1180
INDEXIQ ETF TR		com	45409B750	22840		800		SH		SOLE				800
ISHARES DIVERSIFIED ALT    com	464294107	2717988.92	53729		SH		SOLE				5215		48514
ISHARES INC			com	464286103	936780.4	39460		SH		SOLE				39460
ISHARES INC			com	464286202	9676416.12	491064		SH		SOLE				441094		49970
ISHARES INC			com	464286301	362676.8	27310		SH		SOLE				27310
ISHARES INC			com	464286400	17698.04	230		SH		SOLE				230
ISHARES INC			com	464286509	2134484.5	76150		SH		SOLE				76150
ISHARES INC			com	464286640	11843.2	160		SH		SOLE				160
ISHARES INC			com	464287184	3181611.64	74302		SH		SOLE				74302
ISHARES INC			com	464286707	795700.32	33168		SH		SOLE				33168
ISHARES INC			com	464286806	2458390	111745		SH		SOLE				111745
ISHARES INC			com	464286871	7074.6		390		SH		SOLE				390
ISHARES INC			com	464286624	7706921.1	124185		SH		SOLE				112095		12090
ISHARES INC			com	464286715	8451570.55	120685		SH		SOLE				108765		11920
ISHARES INC			com	464286848	2681919.12	271312		SH		SOLE				271312
ISHARES INC			com	464286772	13565331.45	253605		SH		SOLE				230620		22985
ISHARES INC			com	464286830	520883.4	37910		SH		SOLE				37910
ISHARES INC			com	464286822	768884.9	14510		SH		SOLE				3510		11000
ISHARES INC			com	464286673	1189.8		90		SH		SOLE				90
ISHARES INC			com	464286780	2284807.8	33990		SH		SOLE				33990
ISHARES INC			com	464286764	1509741	37140		SH		SOLE				37140
ISHARES INC			com	464286756	1480946.4	51120		SH		SOLE				51120
ISHARES INC			com	464286749	2572726.8	112740		SH		SOLE				112740
ISHARES INC			com	464286731	465307		34340		SH		SOLE				34340
ISHARES INC			com	464286699	10905216.08	666578		SH		SOLE				666578
ISHARES INC			com	464286814	1634337.6	80430		SH		SOLE				80430
ISHARES TR			com	464288257	10375801.25	240125		SH		SOLE				10075		230050
ISHARES TR			com	464288638	2854435.3	26330		SH		SOLE				7000		19330
ISHARES TR			com	464288646	5098359.07	48535		SH		SOLE				17505		31030
ISHARES TR			com	464287234	53724		1200		SH		SOLE				1200
ISHARES TR			com	464287341	2941655.22	86877		SH		SOLE				7910		78967
ISHARES TR			com	464288679	848848		7700		SH		SOLE				7700
ISHARES TR			com	464287457	4766989.37	56501		SH		SOLE				36345		20156
JPMORGAN CHASE & CO		com	46625h365	1440866.7	42705		SH		SOLE				7745		34960
KB HOME			com	48666k109	59539.15	5255		SH		SOLE				5255
MOCROSOFT CORP		com	594918104	97960		4000		SH		SOLE				4000
OIL SVC HOLDRS TR	DEPOSTRY RCPT	678002106	1404191.5	12410		SH		SOLE				2110		10300
POWERSHARES DB CMDTY ID    com	73935s105	3777795.9	156690		SH		SOLE				38660		118030
POWERSHS DB MULTI SECT     com	73936b705	305067		13930		SH		SOLE				13930
PROSHARES TR			com	74347R297	2214281.25	70857		SH		SOLE				15270		55587
PULTE GROUP INC		com	745867101	25710.6	2935		SH		SOLE				2935
RESEARCH IN MOTION		com	760975102	20449.8	420		SH		SOLE				420
MARKET VECTORS ETF TR	com	57060U506	12388237.25	380825		SH		SOLE				344035		36790
SCHLUMBERGER LTD		com	806857108	268003.5	4350		SH		SOLE				4350
SPDR S&P 500 ETF TR		com	78462F103	40752969.75	357075		SH		SOLE				357075
SPDR SERIES TRUST		com	78464a516	545636		9100		SH		SOLE				0		9100
UBS AG				com	h89231338	124319		7300		SH		SOLE				7300
VERIZON COMMUNICATIONS INC	com	92343V104 	33567.7	1030		SH		SOLE				1030
WISDOMTREE TR			com	97717X867	2041620.05	38851		SH		SOLE				5381		33470
WISDOMTREE TRUST		com	97717w133	2701695	117875		SH		SOLE				87065		30810